Form N-SAR
Semi-Annual Report
For Registered Investment Companies


Report for six month period ending:	/      /      	(a)
	or fiscal year ending:		12/31/1998	(b)

Is this a transition report? (Y/N) NO

Is this an amendment to a previous filing? (Y/N)  NO

Those items or sub-items with a box "_" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name: AMERICAN ASSOCIATION OF HOMES FOR THE
AGING TAX FREE TRUST HIGH INCOME SERIES I
	B. File Number: 811-5249
	C. Telephone Number:	203 221 5000


2.	A Street:			1221 POST ROAD EAST
	B. City: WESTPORT	C. State: CT	D. Zip Code  06880     Zip Ext: 5430
	C. Foreign Country: N/A	Foreign Postal Code:  N/A

3.	Is this the first filing on this form by Registrant?  (Y/N) NO

4.	Is this the last filing on this form by Registrant?  (Y/N) YES

5.	Is Registrant a small business investment company (SBIC)?  (Y/N) NO
(If answer is "Y" (Yes), complete only items 89 through 110.)

6.	Is Registrant a unit investment trust (UIT)? (Y/N) YES
(If answer is "Y" (Yes) complete only items 111 through 132.)


7.	A.	Is Registrant a series or multiple portfolio company (Y/N)
If answer is "N" (No), go to item 8.)


	B.	How many separate series or portfolios did Registrant have at the end of the period?


For period ending 12/31/98

File Number 811-5249

UNIT INVESTMENT TRUSTS

111.	A.	_	Depositor Name:
	B.	_	File Number (If any):
	C.	_	City: 	State:	Zip Code:	Zip Ext:
			Foreign Country:		Foreign Postal Code:

111.	A.	_	Depositor Name:
			File Number (If any):
			City: 	State:	Zip Code:	Zip Ext:
			Foreign Country:		Foreign Postal Code:

112.	A.	_	Sponsor Name:
	B.	_	File Number (If any):
	C.	_	City: 	State:	Zip Code:	Zip Ext:
			Foreign Country:		Foreign Postal Code:

112.	A.	_	Sponsor Name:
	B.	_	File Number (If any):
	C.	_	City: 	State:	Zip Code:	Zip Ext:
			Foreign Country:		Foreign Postal Code:

For period ending 12/31/98

File number 811- 5249

113.	A.	_	Trustee Name:
	B.	_	City: 	State:	Zip Code:	Zip Ext:
			Foreign Country:		Foreign Postal Code:

113.	A.	_	Trustee Name:
	B.	_	City: 	State:	Zip Code:	Zip Ext:
			Foreign Country:		Foreign Postal Code:

114.	A.	_	Principal Underwriter Name:
	B.	_	File Number: 8 -
	C.	_	City: 	State:	Zip Code:	Zip Ext:

114.	A.	_	Principal Underwriter Name:
	B.	_	File Number: 8 -
	C.	_	City: 	State:	Zip Code:	Zip Ext:

115.	A.		Independent Public Accountant Name:
	B.		City: 	State:	Zip Code:	Zip Ext:
			Foreign Country:		Foreign Postal Code:

115.	A.		Independent Public Accountant Name:
	B.		City: 	State:	Zip Code:	Zip Ext:
			Foreign Country:		Foreign Postal Code:

For period ending 12/31/98

File number 811- 5249


116.	Family of investment companies information:

	A.	_	Is Registrant part of a family of investment companies?
(Y?N)
	B.	_	Identify the family in 10 letters:
(Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	_	Is Registrant a separate account of an insurance company
(Y?N)
If answer is "Y" (Yes), are any of the following

	B.	_	Variable annuity contracts? (Y/N)

	C.	_	Scheduled premium variable life contracts? (Y/N)

	D.	_	Flexible premium variable life contracts? (Y/N)

	E.	_	Other types of insurance product registered under the
Securities Act of 1933? (Y?N)
118.	_	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.	_	State the number of new series for which registration

120.	_	State the total value of the portfolio securities on the on the date of deposit for the new series included in item 119 ($000's omitted)

121.	_	State the number of series for which a current prospectus was in existence at the end of the period.

122.	_	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

For period ending 12/31/98

File number 811- 5249

123.	_	State the total value of the additional units considered in
answering item 122 ($000's omitted)	$

124.	_	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
series) ($000's omitted)	$

125.	_	State the total dollar amount of sales loads collected (before re-
allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant ($000's omitted)	$ .6

126.		Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed
in the portfolio of a subsequent series). ($000's omitted)	$ .6

127.		List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon the percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions of realized gains, if any):


						Number of 	Total Assets	Total Income
						Series	($000's) 	Distributions
						Investing	omitted		($000's omitted)
A.	U.S. Treasury direct issue						$
	$
B.	U.S. Government agency							$
	$
C.	State and municipal tax-free		0		$0		$165.6
D.	Public utility debt					$		$
E.	Brokers or dealers debt or debt
	of brokers' or dealers' parent			$		$
F.	All other corporate intermediate &
	long term debt						$		$
G.	All other  corporate short-term debt		$		$
H.	Equity securities of brokers or dealers
or parents of brokers or dealers				$		$
I.	Investment company equity securities		$		$
J.	All other equity securities				$		$
K.	Other securities						$		$
L.	Total assets of all series of registrant  0	$0		$165.6

For period ending 12/31/98

File number 811- 5249

128.	_	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

(If answer is "N" (No), go to item 131.1) 	$

129.	_	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end if the current
period? (Y/N)	Y/N

130.	_	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
insurance or guarantees?  (Y/N)	Y/N

131.		Total expenses incurred by all series of Registrant during the
current reporting period ($000's omitted)		$5

132.	_	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811- ________	811- ________	811- ________	811- ________	811-________

811- ________	811- ________	811- ________	811- ________	811-________

811- ________	811- ________	811- ________	811- ________	811-________

811- ________	811- ________	811- ________	811- ________	811-________

811- ________	811- ________	811- ________	811- ________	811-________

811- ________	811- ________	811- ________	811- ________	811-________

811- ________	811- ________	811- ________	811- ________	811-________

811- ________	811- ________	811- ________	811- ________	811-________

811- ________	811- ________	811- ________	811- ________	811-________

Item 132:  "811" number of series included in filing

This item is to be used by any series of a UIT that had an "811" number assigned to it prior to September 1972. For more information regarding this item, see the instruction to sub-item 1B.

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of:	WESTPORT			State of:	CT		Date: 3/24/99

Name of Registrant, Depositor, or Trustee:HERBERT J SIMS & CO., INC

By (Name and title):GENEVIEVE FREDA, SECRETARY TREASURER	Witness (Name and
Title):PETER ARVONIO, SR VP